Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2013
Reconciliation of Benefit Obligation, Plan Assets, and Funded Status

The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the Pension Plans domestic and foreign locations plan at that measurement dates.

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2013	2012	2013	2012

Accumulated benefit obligation	$264,828	$269,657	$15,150	$15,207

Change in projected benefit obligation:
Projected benefit obligation at January 1	$274,497	$253,574	$16,220	$14,335
Service cost	2,435	2,735	110	125
Interest cost	11,046	11,935	536	571
Benefits paid	(13,526)	(17,106)	(1,297)	(661)
Actuarial (gain)/ loss	(5,473)	23,359	295	1,190
(Gain)/loss due to curtailment	(4,151)	—	—	—
Foreign exchange impact and other	—	—	163	660

Projected benefit obligation at December 31	$264,828	$274,497	$16,027	$16,220

Change in plan assets:
Assets at fair value at January 1	$265,622	$248,630	$13,369	$11,476
Actual return on assets	62,012	30,067	209	456
Company contributions	103	4,031	2,307	1,563
Benefits paid	(13,526)	(17,106)	(1,297)	(661)
Foreign exchange impact and other	—	—	279	535

Assets at fair value at December 31	$314,211	$265,622	$14,867	$13,369

Funded status (plan assets less projected benefit obligations)	$49,383	$(8,875)	$(1,160)	$(2,851)

The measurement dates for the other post retirement plan were December 31, 2013 and 2012. The following table provides a reconciliation of benefit obligation, plan assets, and the funded status of the other post retirement plan at that measurement dates.

	Other Postretirement Benefit Plan
($ in thousands)	2013	2012

Accumulated benefit obligation	$4,916	$5,665

Change in projected benefit obligation:
Projected benefit obligation at January 1	$5,666	$5,366
Service cost	7	9
Interest cost	223	255
Actuarial (gain)/loss	(798)	226
Benefits paid	(182)	(190)

Projected benefit obligation at December 31	$4,916	$5,666

Change in plan assets:
Assets at fair value at January 1	$—	$—
Actual return on assets	—	—
Company contributions	182	190
Benefits paid	(182)	(190)
Other	—	—

Assets at fair value at December 31	$—	$—

Funded status (plan assets less projected benefit obligations)	$(4,916)	$(5,666)

Components of Prepaid (Accrued) Cost

The components of the prepaid (accrued) cost of the domestic and foreign pension plans, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Domestic Pension Plans		Foreign Pension Plans
($ in thousands)	2013	2012	2013	2012

Prepaid pension asset	$55,839	$—	$557	$—
Other accrued liabilities	(4,814)	(967)	—	—
Other long-term obligations	(1,642)	(7,908)	(1,717)	(2,851)

	$49,383	$(8,875)	$(1,160)	$(2,851)

The components of the prepaid (accrued) cost of the other postretirement benefit plan, net are classified in the following lines in the Consolidated Balance Sheets at December 31:

	Other Postretirement Benefit Plan
($ in thousands)	2013	2012

Other accrued liabilities	$(341)	$(361)
Other long-term obligations	(4,575)	(5,305)

	$(4,916)	$(5,666)

Accumulated Other Comprehensive Loss

CTS has also recorded the following amounts to Accumulated Other Comprehensive Loss for the domestic and foreign pension plans, net of tax:

	Domestic Pension Plans			Foreign Pension Plans
($ in thousands)	Unrecognized Loss	Prior Service Cost	Total	Unrecognized Loss	Prior Service Cost	Total

Balance at January 1, 2012	$110,801	$1,046	$111,847	$3,632	$—	$3,632
Amortization of retirement benefits, net of tax	(3,684)	(367)	(4,051)	(236)	—	(236)
Settlements and curtailments	(171)	—	(171)	—	—	—
Net actuarial gain/(loss)	8,987	—	8,987	922	—	922
Foreign exchange impact	—	—	—	174	—	174

Balance at January 1, 2013	$115,933	$679	$116,612	$4,492	$—	$4,492
Amortization of retirement benefits, net of tax	(4,509)	(277)	(4,786)	(298)	—	(298)
Settlements and curtailments	(428)	(402)	(830)	—	—	—
Net actuarial gain/(loss)	(31,778)	—	(31,778)	451	—	451
Foreign exchange impact	—	—	—	(3)	—	(3)

Balance at December 31, 2013	$79,218	$—	$79,218	$4,642	$—	$4,642

CTS has also recorded the following amounts to Accumulated Other Comprehensive loss for other postretirement benefit plan, net of tax:

	Other Postretirement Benefit Plan
($ in thousands)	Unrecognized (Gain)	Prior Service Cost	Total

Balance at January 1, 2012	$(423)	$—	$(423)
Amortization of retirement benefits, net of tax	24	—	24
Net actuarial gain/(loss)	138	—	138

Balance at January 1, 2013	$(261)	$—	$(261)
Amortization of retirement benefits, net of tax	—	—	—
Net actuarial gain/(loss)	(494)	—	(494)

Balance at December 31, 2013	$(755)	$—	$(755)

Projected Benefit Obligation Accumulated Benefit Obligation and Fair Value of Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for those Pension Plans with accumulated benefit obligation in excess of fair value of plan assets at December 31 is shown below:

($ in thousands)	2013	2012

Projected benefit obligation	$10,098	$22,471
Accumulated benefit obligation	4,807	21,022
Fair value of plan assets	1,923	13,369

Net Pension Income or Postretirement Expense

Net pension expense/(income) for the years ended on December 31 include the following components:

	Domestic Pension Plans			Foreign Pension Plans
($ in thousands)	2013	2012	2011	2013	2012	2011

Service cost	$2,435	$2,735	$2,749	$110	$125	$141
Interest cost	11,046	11,935	12,246	536	571	598
Expected return on plan assets (1)	(20,217)	(21,506)	(23,665)	(474)	(445)	(573)
Amortization of unrecognized:
Prior service cost	498	605	611	—	—	—
Loss/(gain)	7,245	6,062	4,164	378	296	275
Additional cost due to early retirement	692	282	670	—	—	—
Curtailment loss	651	—	—	—	—	—

Net expense/(income)	$2,350	$113	$(3,225)	$550	$547	$441

Weighted-average actuarial assumptions (2)
Benefit obligation assumptions:
Discount rate	4.84%	4.06%	4.91%	3.85%	3.46%	3.93%
Rate of compensation increase	3.00%	3.00%	3.00%	0.56%	0.69%	0.77%
Pension expense/(income) assumptions:
Discount rate	4.06%	4.91%	5.51%	3.46%	3.86%	4.38%
Expected return on plan assets (1)	7.75%	8.00%	8.50%	3.10%	3.00%	3.60%
Rate of compensation increase	3.00%	3.00%	4.18%	0.69%	0.72%	0.72%

(1)	Expected return on plan assets is net of expected investment expenses and certain administrative expenses.
(2)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

Net postretirement expense for the years ended on December 31 include the following components:

	Other Postretirement Benefit Plan
($ in thousands)	2013	2012	2011

Service cost	$7	$9	$15
Interest cost	223	255	287
Amortization of unrecognized:
Loss/(gain)	—	(40)	(5)

Net (income)/expense	$230	$224	$297

Weighted-average actuarial assumptions (1)
Benefit obligation assumptions:
Discount rate	4.84%	4.06%	4.91%
Rate of compensation increase	0%	0%	0%
Pension income/postretirement Expense assumptions:
Discount rate	4.06%	4.91%	5.51%
Rate of compensation increase	0%	0%	0%

(1)	During the fourth quarter of each year, CTS reviews its actuarial assumptions in light of current economic factors to determine if the assumptions need to be adjusted.

Asset Allocation and Target Allocation Plan

CTS´ pension plan asset allocation at December 31, 2013 and 2012, and target allocation for 2014 by asset category are as follows:

	Target Allocations	Percentage of Plan Assets at December 31,
Asset Category	2014	2013	2012

Equity securities (1)	60%	67%	62%
Debt securities	25%	20%	24%
Other	15%	13%	14%

Total	100%	100%	100%

(1)	Equity securities include CTS common stock in the amounts of approximately $29.0 million (9% of total plan assets) at December 31, 2013 and approximately $15.8 million (6% of total plan assets) at December 31, 2012.

Summary of Fair Values of Pension Plan

The following table summarizes the fair values of CTS’ pension plan assets at December 31:

($ in thousands)	2013	2012

Equity securities — U.S. holdings(1)	$175,293	$143,215
Equity securities — non-U.S. holdings (1)	16,866	29,153
Equity funds — International LP (1)	15,711	—
Equity funds — U.S. LP (1)	12,454	—
Corporate Bonds (2)	50,199	51,009
Cash and cash equivalents (3)	9,994	10,827
Debt securities issued by U.S., state and local governments (5)	10,487	10,117
Partnerships (7)	9,010	6,330
Long/short equity-focused hedge funds(6)	11,147	9,937
International hedge funds (4)	10,958	10,395
Mortgage-backed securities (8)	5,176	6,139
Fixed annuities (9)	1,620	1,681
Other asset-backed securities	163	188

Total fair value of plan assets	$329,078	$278,991

Summary of Categories in Fair Value Hierarchy

The fair values at December 31, 2013 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities – U.S. holdings(1)	$175,293	$—	$—	$175,293
Equity securities – non-U.S. holdings(1)	16,866	—	—	16,866
Equity funds – International LP (1)	—	15,711	—	15,711
Equity funds – U.S. LP(1)	—	12,454	—	12,454
Corporate Bonds (2)	—	50,199	—	50,199
Cash and cash equivalents (3)	9,994	—	—	9,994
Debt securities issued by U.S. and U.K., state and local governments (5)	—	10,487	—	10,487
Partnerships (7)	—	—	9,010	9,010
Long/short equity-focused hedge funds (6)	—	—	11,147	11,147
International hedge funds (4)	—	—	10,958	10,958
Mortgage-backed securities (8)	—	5,176	—	5,176
Fixed annuity contracts(9)	—	—	1,620	1,620
Other asset-backed securities	—	163	—	163

Total	$202,153	$94,190	$32,735	$329,078

The fair values at December 31, 2012 are classified within the following categories in the fair value hierarchy:

($ in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities – U.S. holdings(1)	$143,215	$—	$—	$143,215
Equity securities – non-U.S. holdings(1)	29,153	—	—	29,153
Corporate Bonds (2)	—	51,009	—	51,009
Cash and cash equivalents (3)	10,827	—	—	10,827
International hedge fund (4)	—	—	10,395	10,395
Debt securities issued by U.S., state and local governments (5)	—	10,117	—	10,117
Long/short equity-focused hedge fund (6)	—	—	9,937	9,937
Partnerships (7)	—	—	6,330	6,330
Mortgage-backed securities (8)	—	6,139	—	6,139
Fixed annuity contracts(9)	—	—	1,681	1,681
Other asset-backed securities	—	188	—	188

Total	$183,195	$67,453	$28,343	$278,991

(1)

Comprised of common stocks in various industries. The Pension Plan fund manager may shift investments from value to growth strategies or vice-versa, from small cap to large cap stocks or vice-versa, in order to meet the Pension Plan’s investment objectives, which are to provide for a reasonable amount of long-term growth of capital without undue exposure to volatility, and protect the assets from erosion of purchasing power.

(2)	Comprised of investment grade securities in various industries.
(3)	Comprised of investment grade short-term investment funds.
(4)

This hedge fund allocates its capital across several direct hedge-fund organizations. This fund invests with hedge funds that employ “non-directional” strategies. These strategies do not require the direction of the markets to generate returns. The majority of these hedge funds generate returns by the occurrence of key events such as bankruptcies, mergers, spin-offs, etc.

(5)	Comprised of investment grade securities that are backed by the U.S., state or local governments.
(6)	The hedge fund manager utilizes fundamental research and invests in equities both long (seeking price appreciation) and short (expectation that the stock will fall) instruments.
(7)	Comprised of partnerships that invest in various U.S. and international industries.
(8)

Comprised of investment grade securities in which approximately $1.1 million and $4.9 million are backed by the U.S. government for the years ended December 31, 2013 and December 31, 2012, respectively, and the remainder by commercial real estate.

(9)	Comprised of fixed annuity contracts purchased at market value when plan participants retire.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

($ in thousands)	Domestic Pension Plans	Foreign Pension Plans	Other Postretirement Benefit Plan

2014	$19,820	$478	$341
2015	16,033	466	340
2016	16,335	618	337
2017	16,582	470	333
2018	16,976	620	328
Thereafter	84,843	4,383	1,527

International Hedge Fund [Member]
Reconciliation of Level 3 Hedge Fund Asset Within Fair Value Hierarchy

The table below reconciles the Level 3 international hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2011	$—
Capital contributions	10,000
Realized and unrealized gain	395

Fair value of Level 3 hedge fund assets at December 31, 2012	$10,395
Capital contributions	—
Realized and unrealized gain	563

Fair value of Level 3 hedge fund assets at December 31, 2013	$10,958

Long-biased hedge fund [Member]
Reconciliation of Level 3 Hedge Fund Asset Within Fair Value Hierarchy

The table below reconciles the Level 3 long/short equity-focused hedge fund assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 hedge fund assets at December 31, 2011	$—
Capital contributions	10,000
Realized and unrealized loss	(63)

Fair value of Level 3 hedge fund assets at December 31, 2012	$9,937

Capital contributions	4,650
Capital distributions	(4,697)
Realized and unrealized gain	1,257

Fair value of Level 3 hedge fund assets at December 31, 2013	$11,147

Partnership [Member]
Reconciliation of Level 3 Hedge Fund Asset Within Fair Value Hierarchy

The table below reconciles the Level 3 partnership assets within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 partnership assets at January 1, 2012	$3,586
Capital contributions	3,763
Net ordinary gain attributable to partnership assets	2
Realized and unrealized gain	688
Capital distributions	(1,709)

Fair value of Level 3 partnership assets at December 31, 2012	6,330
Capital contributions	2,462
Net ordinary gain attributable to partnership assets	—
Realized and unrealized gain	822
Capital distributions	(604)

Fair value of Level 3 partnership assets at December 31, 2013	$9,010

Annuitization Benefit [Member]
Reconciliation of Level 3 Hedge Fund Asset Within Fair Value Hierarchy

The table below reconciles the Level 3 fixed annuity contracts within the fair value hierarchy:

($ in thousands)	Amount

Fair value of Level 3 fixed annuity contracts at January 1, 2012	$1,538
Purchases	—
Benefits paid	(106)
Net gain	249

Fair value of Level 3 fixed annuity contracts at December 31, 2012	1,681
Purchases	—
Benefits paid	(108)
Net gain	47

Fair value of Level 3 fixed annuity contracts at December 31, 2013	$1,620